Accounting standards	12 Months Ended
Dec. 31, 2023
Accounting standards [Abstract]
Accounting standards
3.

Accounting standards
A.

Changes in accounting policy
A number of amendments to existing standards became effective January 1, 2023 but they did not have a material effect on the Company’s financial statements.
i.

Income taxes
In May 2023, the International Accounting Standards Board (IASB) issued International Tax Reform –

Pillar Two Model Rules,
which amended IAS 12, Income Taxes

(IAS 12). The amendments are effective for annual periods beginning on or after
January 1, 2023. The amendments apply to income taxes arising from changes to tax law enacted to implement the Pillar Two model rules published by the Organisation for Economic Co-operation and Development. Cameco applied the temporary mandatory exception from deferred tax accounting for the top-up tax related to Pillar Two income taxes. We have not included additional disclosures arising from this amendment in these consolidated annual financial statements for the year ended
December 31, 2023 because the impact was not material.
ii.

Disclosure of accounting policies
In February 2021, the IASB issued an amendment to IAS 1, Disclosure of Accounting Policies

(IAS 1). The amendment was
effective for annual reporting periods beginning on or after January 1, 2023 and provided requirements and guidance to help entities make more effective accounting policy disclosures. We have reviewed our disclosures in note 2 and amended them to only include accounting policy information that we considered material based on the new guidance.
B.

New standards and interpretations not yet adopted
A number of amendments to existing standards are not yet effective for the year ended December 31, 2023 and have not been applied in preparing these consolidated financial statements. Cameco does not intend to early adopt any of the amendments and does not expect them to have a material impact on its financial statements.